Filed pursuant to Rule 497(e)
Registration Nos. 033-12213; 811-05037
Muzinich Low Duration Fund

Supplement dated August 5, 2026 to the Statutory Prospectus and Statement of Additional Information dated April 30, 2026

Effective August 24, 2026, Institutional Class Shares of the Muzinich Low Duration Fund will be available for purchase.

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Please retain this supplement with your Prospectus and Statement of Additional Information.